Earnings per ordinary share	12 Months Ended
Dec. 31, 2018
Basic earnings per share [abstract]
Earnings per ordinary share
30 Earnings per ordinary share

Earnings per ordinary share
				Weighted average number of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Basic earnings	4,761	5,464	4,975	3,888.9	3,882.8	3,875.0	1.22	1.41	1.28
Basic earnings from discontinuedoperations			441						0.11
Basic earnings from continuingoperations	4,761	5,464	4,534				1.22	1.41	1.17

Effect of dilutive instruments:
Stock option and share plans				1.5	2.8	3.5
				1.5	2.8	3.5

Diluted earnings	4,761	5,464	4,975	3,890.4	3,885.6	3,878.5	1.22	1.41	1.28
Diluted earnings from discontinuedoperations			441						0.11
Diluted earnings from continuingoperations	4,761	5,464	4,534				1.22	1.41	1.17

Dilutive instruments

Diluted earnings per share is calculated as if the stock options and share plans outstanding at the end of the period had been exercised at the beginning of the period and assuming that the cash received from exercised stock options and share plans is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising stock options and share plans is added to the average number of shares used for the calculation of diluted earnings per share.